Investment Risks - 1789 Growth and Income Fund	Feb. 27, 2026
Risks In General [Member]
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Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, currency rate levels, and economic or political events are among the factors affecting the securities markets of the Fund’s investments. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, natural or environmental disasters, climate change and climate related events, epidemics, pandemics or other public health issues, recessions, or other events could have a significant impact on the Fund and could adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Asset Allocation Risk [Member]
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Asset Allocation Risk. The Fund’s percentage allocations to equity securities and debt securities could cause the Fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Risks Of Investing In Equity Securities [Member]
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Risks of Investing in Equity Securities. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, currency rate levels, and economic or political events affect the securities markets. Stocks and other equity securities may fluctuate in value due to earnings and other developments affecting a particular company or industry, investor perceptions and other factors beyond the control of the Adviser. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks Of Small And Medium Capitalization Companies [Member]
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Risks of Small and Medium Capitalization Companies. The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than larger companies.

Risks Of Large Capitalization Companies [Member]
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Risks of Large Capitalization Companies. The Fund may invest in the stocks of large capitalization companies, which may subject the Fund to additional risks. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Foreign Risks [Member]
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Foreign Risks. Investing in foreign investments (including ADRs) carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. The considerations noted above generally are intensified for investments in emerging markets. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Fixed Income Debt Securities Risks [Member]
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Fixed Income (Debt) Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Fixed income securities with longer maturities are generally subject to a higher degree of interest rate risk than fixed income securities with shorter maturities. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. High-yield securities or junk bonds generally are subject to higher credit risks and are less liquid than higher-rated fixed income securities. Junk bonds are considered speculative with respect to their issuer’s ability to make payments when due. The Adviser may, to a certain extent, rely on credit rating agencies’ assessments of the fixed income securities in which the Fund may invest, and to the extent the Adviser relies too heavily on those assessments without making an independent investigation of the quality of the particular securities, such security may be subject to more of the risks described in this paragraph. This risk arises as a result of conflicts of interest associated with credit rating agencies, which are paid by the issuers whose securities they rate. Accordingly, a rating from a credit rating agency is not always an accurate predictor of risk and an investor could lose money in a security that is rated as investment grade by a credit rating agency. Moreover, the risk associated with relying too heavily on credit rating agencies is heightened to the extent there is a lag between events that cause a downgrade of a particular security and the actual downgrading by the credit rating agency.

Convertible Security Risk [Member]
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Convertible Security Risk. Convertible securities are hybrid securities and subject to the risks associated with both equity and fixed income investments. Convertible securities are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and are subject to the risks of debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. The prices of equity securities fluctuate from time to time based on changes in the company’s financial condition or overall market and economic conditions.

Sovereign Debt Securities Risks [Member]
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Sovereign Debt Securities Risks. Sovereign debt securities issued by governments of foreign countries in which the Fund may invest may be rated below investment grade if they are rated. These securities usually offer higher yields than higher-rated securities but also are subject to greater risk than higher-rated securities. Sovereign debt issued or guaranteed by emerging market governmental entities and corporate issuers in which the Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high-risk, low-rated domestic securities (i.e., junk bonds) and may be subject to many of the same risks as such securities.

Government Sponsored Enterprise Risk [Member]
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Government-Sponsored Enterprise Risk. The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury. Such entities may include, without limitation, the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac. These entities are chartered or sponsored by Acts of Congress and are not funded by congressional appropriations. Debt issued by these agencies is neither guaranteed nor insured by the U.S. government.

Investment Company Securities E T F Risk [Member]
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Investment Company Securities / ETF Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs (“underlying funds”). ETFs are also subject to the risks that they may trade above or below their actual net asset value (“NAV”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets. Some of the underlying funds, including ETFs in which the Fund may invest, may invest directly or indirectly in physical commodities, such as gold, silver, and other precious metals. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds (including ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Certain ETFs investing in physical commodities may not be investment companies and, as such, investors in those ETFs are not afforded the protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Additionally, income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the regulated investment company (“RIC”) tax qualification tests under the Internal Revenue Code which may make it difficult for the Fund to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. The performance of certain ETFs investing in interests in physical commodities is tied closely to and affected by developments in a specific sector, such as gold, silver and other precious metals, and subject to the possibility that government regulation of that sector will negatively affect underlying investments of the ETF.

Mortgage Backed Asset Backed Securities Risks [Member]
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Mortgage-Backed / Asset-Backed Securities Risks. Prepayment risk is associated with MBS and ABS. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. To the extent the Fund invests in MBS whose underlying mortgages include so called “sub-prime”, negative amortization, no-document or non-performing mortgages, the risk of default is generally greater. Additionally, certain MBS may be secured by pools of mortgages on single-family, multi-family, commercial or other properties. The credit risk on such MBS is affected by homeowners or borrowers defaulting on their loans. The Fund may invest in MBS issued by federal agencies or government sponsored enterprises which may subject the Fund to Government Sponsored Enterprise Risk noted above. The values of assets underlying MBS and ABS may decline and, therefore, may not be adequate to cover underlying investors. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). SMBS are acutely sensitive to interest rate changes and to the rate of principal prepayments.

Municipal Securities Risks [Member]
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Municipal Securities Risks. To the extent the Fund invests in municipal securities, the Fund will be impacted by events that affect municipal securities markets. Such events could include unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax (“AMT”). To the extent the Fund invests in private activity bonds and municipal securities subject to taxation, the interest income on such investments may be subject to federal income taxes, the AMT, or other state taxes.

Options Risk [Member]
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Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying security as well as changes in interest rates, dividends and market volatility. Writing call options provides the opportunity for adding total return to the Fund through the collection of call premiums. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.

Liquidity Risk [Member]
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Liquidity Risk. The Fund may hold unregistered or thinly traded securities which may impact its ability to sell these investments due to lack of demand in the market. The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

Management Risk [Member]
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Risk [Text Block]	Management Risk. There can be no assurance that the Adviser will be successful in selecting securities for the Fund and allocating its investments among equity and debt securities.